Time Deposits Scheduled Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Time Deposits [Line Items]
2014	$ 40,005
2015	17,095
2016	4,117
2017	4,856
2018	2,916
Total	$ 68,989	$ 72,471